Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Interest expense on bank debt (Note 8)	$ 1,596	$ 1,710	$ 416
Amortization of deferred financing costs	143	325	154
Commitment fees and other	62	54	81
Total	$ 1,801	$ 2,089	$ 651